Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgments
Critical accounting estimates and judgments

3     Critical accounting estimates and judgments

The Group makes estimates and judgments that affect the reported amounts of revenues, expenses, assets and liabilities in these financial statements. Estimates and judgments are continually assessed based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

In the process of applying the Group’s accounting policies, management has made the following judgments and accounting estimation, which have the most significant effect on the amounts recognized in the financial statements.

(a)	Capitalization of development costs

Costs incurred in upgrading existing application and platform (primarily relating to upgrade of the existing features or additions of new features/modules) and developing new application and platform are capitalized as intangible assets when recognition criteria as detailed in Note 2.8 are fulfilled. Management has applied judgement in determining recognition criteria required for capitalization of such costs have been met, including whether it is technical feasible to complete the application and platform, and whether the application and platform under development will generate probable future economic benefits based on the historical experience of the existing products and the prospects of the markets. Any severe change in market performance or technology advancement will have an impact on the development costs capitalized.

(b)	Impairment of financial assets measured at amortized costs

The Group applies expected credit losses model in measuring impairment of trade receivables, contract assets. The expected loss rates are based on the Group’s past loss experiences, existing market conditions as well as forward looking estimates at the end of each reporting periods.

Details of the methodology and key inputs used are disclosed in Note 4.1(b)(ii).

(c)	Income taxes

The Group is subject to income taxes in numerous jurisdictions. Judgement is required in determining the provision for income taxes.

The recognition of deferred tax assets is based upon whether it is more likely than not that sufficient and suitable taxable profits will be available in the future against which the deductible temporary difference can be utilised. To determine the future taxable profits, reference is made to the latest available profit forecasts. Where the temporary difference is related to losses, relevant tax law is considered to on a jurisdictional basis determine the availability of the losses to offset against the future taxable profits.

Significant items on which the Group has exercised accounting judgment include recognition of deferred tax assets in respect of tax losses. Recognition of the deferred tax assets involves judgment regarding the future financial performance of the Group.

The deferred tax assets recognised for the years ended December 31, 2019, 2020 and 2021 were mainly attributable to major operating companies in Mainland China, which are eligible for preferential tax policies applicable for the qualification of “High and New Technology Enterprise”, and being entitled to a preferential income tax rate of 15% and the number of years that deductible tax losses can be utilised is extended to 10 years.

The carrying amount and reliability of deferred tax assets were reviewed periodically at the end of each reporting period by comparing forecasted taxable profits in prior period to actual results in the current period and comparing revenue growth rate and profit margin in the current year forecast to historical results and industry trends.

3     Critical accounting estimates and judgments (Continued)

(c)	Income taxes (Continued)

Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact current income tax and deferred income tax in the period in which such determination is made.

(d)	Recognition of share-based compensation expenses

As mentioned in Note 26, equity-settled share-based compensation schemes were established for the employees. The directors have used the Binomial option-pricing model to determine the grant date fair value of the options or restricted shares granted to employees, which is to be expensed over the vesting period. Significant estimate on assumptions, such as the underlying equity value, risk-free interest rate, expected volatility and dividend yield, is required to be made by the directors in applying the Binomial option-pricing model. In addition, The Group is required to estimate the percentage of grantees that will remain in employment with the Group and whether the performance conditions for vesting will be met at the end of the vesting period. The Group only recognizes an expense for those share options or restricted shares expected to vest over the vesting period.

(e)	Estimation of the useful life of application and platform included in intangible assets

As at December 31, 2021, the carrying amount of application and platform was RMB257,118,000 (2020: RMB382,635,000 ). The Group estimates the useful life of the application and platform to be at least 3 years based on the expected technical obsolescence of such assets. However, the actual useful life may be shorter or longer than 3 years, depending on technical innovations and competitor actions. If it were only 2 years, the armotisation would be RMB406,456,000 for the year ended December 31, 2021 (2020: RMB388,259,000, 2019: RMB 487,508,000). If the useful life were estimated to be 5 years, the armotisation would be would be RMB162,582,000 for the year ended December 31, 2021 (2020: RMB155,303,000, 2019: RMB195,003,000).

(f)	Impairment of intangible assets including goodwill

The Group is required to test impairment for goodwill, and intangible assets not ready for use on an annual basis. Other intangible assets are tested whenever events or changes in circumstances indicate that the carrying amount of those assets exceeds its recoverable amount. Intangible assets are tested for impairment based on the recoverable amount of the cash generating unit (“CGU”) to which these assets are related. The recoverable amount is determined based on the higher of fair value less costs to sell and value in use.

Determination of the value in use is an area involving management judgment in order to assess whether the carrying value of intangible assets can be supported by the net present value of future cash flows. In calculating the net present value of the future cash flows, certain assumptions are required to be made in respect of highly uncertain areas including management’s expectations of (i) future unlevered free cash flows; (ii) long-term growth rates; and (iii) the selection of discount rates to reflect the risks involved.

Details of the methodology and key inputs used are disclosed in Note 13.

(g)	Consolidation of VIEs

As disclosed in Note 1.2, the Group exercises control over the VIEs and has the right to recognize and receive substantially all the economic benefits through the Contractual Arrangements. The Group considers that it controls the VIEs notwithstanding the fact that it does not hold direct equity interests in the VIEs, as it has power over the financial and operating policies of the VIEs and receive substantially all the economic benefits from the business activities of the VIEs through the Contractual Arrangements. Accordingly, all these VIEs are accounted for as controlled structured entities and their financial statements have also been consolidated by the Company.

3     Critical accounting estimates and judgments (Continued)

(h)	Multiple performance obligations

The Group considers implementation and post-implementation support services as distinct performance obligations (Note 2.22 (a)), and the business origination and post-lending management services as distinct performance obligations (Note 2.22 (b)). However, the Group does not provide these services separately, and the third-party evidence of selling price does not exist either, as public information is not available regarding the amount of fees competitors charge for these services. As a result, the Group uses the expected-cost-plus-a-margin approach to determine its best estimate of selling prices of the different deliverables as the basis for allocation. When estimating the selling prices, the Group considers the costs related to such services, profit margin, customer demand, effect of competition, and other market factors, if applicable. During the years ended December 31, 2020 and 2021, the estimation of multiple performance obligations does not have significant effect on the financial statements as relevant transaction has decreased due to Ceased Lending Solution Contracts.

(i)	Measurement of financial guarantee liability

The financial guarantee liability is initially recognized at fair value. The fair value is determined by the Group using a discounted cash flow method, and takes into account the timing and amount of expected payouts under the guarantee based on historical loss data, and other observable data such as the amount that are charged by other market participants to issue similar guarantees in a standalone arm’s length transaction. The discount rates adopted take into account time value of the money as well as an adjustment for the Group’s credit worthiness.

Subsequent to initial recognition, the guarantee liabilities are measured at the higher of the amount determined in accordance with the expected credit loss model under IFRS 9 Financial Instruments and the amount initially recognized less, where appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15 Revenue from Contracts with Customers. The measurement of the expected credit loss of the underlying guaranteed loans takes into account the historical loss record of the Group and those of other comparable companies in the market/industry, current and forward looking economics conditions. During the year ended December 31, 2021, the measurement of financial guarantee liability does not have significant effect on the financial statements as relevant transaction has decreased due to Ceased Lending Solution Contracts.

(j)	Allocation of amortization of intangible assets between cost of revenue and research and development expenses

Intangible assets of the Company are mainly used in provision of services to customers and therefore amortization of the Company is recognized as cost of revenue, except that platform and application with an original cost of RMB690,910,000 contributed by Ping An Insurance (Group) Company of China, Ltd. (“Ping An Group”) has been used in the provision of services to customers and concurrently been used as the foundation for research and development of new or upgraded products and services. During the years ended December 31, 2020 and 2021, the allocation of amortization does not have significant effect on the financial statements as the application and platform contributed by Ping An Group had been fully amortized on July, 2019.